RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN (Tables) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Sep. 30, 2019
Schedule of restricted stock activity

Restricted Stock activity in shares for the years ended September 30, 2019 and 2018 is as follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	1,767,000	2,000,000
Awarded	—	—
Vested	(1,767,000)	(233,000)
Forfeited	—	—
Non Vested at end of year	—	1,767,000

Schedule of weighted average restricted stock award date fair value information

The weighted average restricted stock award date fair value information for the years ended September 30, 2019 and 2018 follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	$0.39	$0.39
Awarded	—	—
Vested	0.39	—
Forfeited	—	—
Non Vested at end of year	$—	$0.39